Insurance - Statutory Net Income (Loss) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and casualty
Statutory net income and statutory capital and surplus
Statutory net income	$ 15	$ 16	$ 41
Statutory capital and surplus	76	108
Life and accident and health
Statutory net income and statutory capital and surplus
Statutory net income	(1)	(2)	$ 3
Statutory capital and surplus	$ 123	$ 171